Summary of Material Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Summary of Material Accounting Policies [Abstract]
Schedule of Subsidiaries

Details of subsidiaries as of June 30, 2026 and 2025 and 2024 were as follows:

Subsidiaries	% of legal ownership Jun 30, 2026	% of legal ownership Jun 30, 2025	% of legal ownership Jun 30, 2024	Country of Incorporation	Principal business activities
Australian Oilseeds Investments Pty Ltd. [1]	100%	100%	100%	Australia	Investment

Cootamundra Oilseeds Pty Ltd. [1]	82.7%	82.7%	82.7%	Australia	Oilseeds crushing business

Cowcumbla Investments Pty Ltd. [1]	82.7%	82.7%	82.7%	Australia	Investment

Good Earth Oils Pty Ltd. [1]	100%	100%	100%	Australia	Marketing and Distribution

EDOC Acquisition Corp	100%	100%	100%	Cayman Islands	SPAC

Rentbuddyuk Limited [2]	51%	-	-	United Kingdom	Digital rent guarantor services

Vellexa Group Inc.	100%	-	-	United States	Corporate administration and strategic holding

Magic Mission International Limited	100%	-	-	British Virgin Islands	Platform services

[1]	During the year ended June 30, 2026, the Group entered into an agreement to dispose of its entire interest in Australian Oilseeds Investments Pty Ltd and its controlled subsidiaries (the “Australian Oilseeds Business”). As at June 30, 2026, the disposal had not been completed, and was subsequently completed on July 27, 2026 (refer to Note 4).

[2]	During the year ended June 30, 2026, the Group acquired a 51% controlling interest in Rentbuddyuk, a company incorporated in the United Kingdom. This entity has been consolidated into the Group’s financial statements from the acquisition date of June 29, 2026 (refer to Note 5 for the assessment of control under IFRS 10 supporting the Group’s consolidation conclusion).

Schedule of Customers From Continuing Operations	The following table summarizes the Company’s customers from continuing operations for the year ended June 30, 2026:

Customer	Total Sales for the Year Ended 30 June 2026 AUD $	% of Total sales 30 June 2026	Outstanding Balance of Trade Receivables as at 30 June 2026 AUD$
Hong Kong Xinkai Gravel Co., Limited	1,179,071	100.00%	873,490

Schedule of Depreciation Rates

The depreciation rates used for each class of depreciable assets are shown below:

Depreciation
Fixed asset class	rate
Buildings	2.5%
Plant and Equipment	3% to 33%
Motor Vehicles	17% to 25%
Office Equipment	3% to 50%